Organization and Business (Details 2) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Jul. 23, 2013 Predecessor	Sep. 30, 2012 Predecessor	Jul. 23, 2013 Predecessor	Sep. 30, 2012 Predecessor	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor
Revenues:
Rental revenues	$ 2,920,000	$ 7,952,000	$ 476,000	$ 2,359,000	$ 5,508,000	$ 7,396,000	$ 9,820,719	$ 10,471,760
Expense recoveries	798,000	2,399,000	168,000	750,000	1,769,000	2,151,000	3,111,199	3,313,581
Other revenues	(5,000)		1,000	2,000	6,000	7,000
Total revenues	3,713,000	10,351,000	645,000	3,111,000	7,283,000	9,554,000	12,946,899	13,846,063
Expenses:
Management fees		475,000		238,000	475,000	713,000	950,800	950,800
General and administrative	1,285,000	1,507,000	27,000	104,000	249,000	292,000	361,765	300,978
Operating expenses	1,130,000	3,578,000	225,000	1,110,000	2,673,000	3,460,000	4,757,787	4,953,092
Depreciation and amortization	1,146,000	3,123,000	196,000	973,000	2,173,000	2,901,000	4,149,539	4,588,024
Total expenses	4,319,000	9,441,000	448,000	2,586,000	5,570,000	7,594,000	11,384,284	12,229,707
Operating income	(606,000)	910,000	197,000	525,000	1,713,000	1,960,000	1,562,615	1,616,356
Interest expense	826,000	3,114,000	191,000	1,203,000	2,479,000	3,667,000	4,537,660	4,617,457
Change in fair value of derivatives, net	(16,000)	(206,000)			(190,000)	(58,000)	(122,054)	324,824
Net (loss)/income			$ 6,000	$ 239,000	$ (576,000)	$ (329,000)	$ (1,531,150)	$ (3,060,484)